Capital Stock - Series C Preferred Stock Transactions - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended		12 Months Ended					0 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014	Sep. 30, 2014	Jan. 22, 2013 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Sep. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Sep. 23, 2008 Series C Preferred Stock [Member]	Aug. 20, 2008 Series C Preferred Stock [Member]	Sep. 23, 2008 Series C Preferred Stock [Member]	Aug. 20, 2008 Series C Preferred Stock [Member]	Dec. 31, 2008 Series C Preferred Stock [Member]	Sep. 30, 2014 Series C Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Jan. 22, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2012 Series C Preferred Stock [Member] Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,000,000	10,125,000	5,500,000	3,333,333							27,568,000	37,991,000	5,000,000	1,300,000	700,000	1,300,000	700,000
Issuance price per share	$ 0.09	$ 0.10	$ 0.20	$ 0.20								$ 0.20				$ 1.00
Convertible preferred stock, conversion price							$ 0.1500	$ 0.2000	$ 0.0667	$ 0.6447							$ 0.25
Preferred stock, shares issued																					0	0		2,000,000
Preferred stock, shares outstanding																					0	0		2,000,000
Convertible shares of common stock																	$ 0.25		$ 0.25				$ 0.25
Issuance of common stock from conversion of Series C preferred stock, shares											8,000,000			8,000,000	2,000,000										2,000,000
Total number of shares of common stock sold																	3,000,000
Liquidation premium																				6.00%
Conversion of convertible shares														8,000,000